TANGIBLE ASSETS - Tangible assets for own use (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ 7,243,441	$ 6,995,890	$ 7,235,441
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	11,157,542	10,630,546	10,746,735	$ 14,281,283
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(3,906,757)	(3,628,905)	(3,505,547)	(5,174,994)
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(7,344)	(5,751)	(5,747)	(5,736)
Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	4,600,105	4,427,803	4,730,242
Property, plant and equipment not subject to operating leases [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	7,368,175	7,113,556	7,456,503	10,385,357
Property, plant and equipment not subject to operating leases [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(2,760,780)	(2,680,412)	(2,720,889)	(4,225,609)
Property, plant and equipment not subject to operating leases [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(7,290)	(5,341)	$ (5,372)	$ (5,580)
Property, plant and equipment not subject to operating leases [member] | Land [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	756,817	764,148
Property, plant and equipment not subject to operating leases [member] | Land [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	758,682	766,013
Property, plant and equipment not subject to operating leases [member] | Land [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(1,865)	(1,865)
Property, plant and equipment not subject to operating leases [member] | Buildings [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,217,212	1,288,967
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,624,279	1,703,700
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(406,255)	(411,582)
Property, plant and equipment not subject to operating leases [member] | Buildings [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(812)	(3,151)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	145,764	148,513
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	645,546	628,991
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(499,752)	(480,429)
Property, plant and equipment not subject to operating leases [member] | Office equipment [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(30)	(49)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	518,817	443,835
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,521,882	1,465,341
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(1,002,890)	(1,021,448)
Property, plant and equipment not subject to operating leases [member] | Computer equipment [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(175)	(58)
Property, plant and equipment not subject to operating leases [member] | Motor vehicles [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	19,289	19,977
Property, plant and equipment not subject to operating leases [member] | Motor vehicles [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	98,918	100,840
Property, plant and equipment not subject to operating leases [member] | Motor vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(79,629)	(80,863)
Property, plant and equipment not subject to operating leases [member] | Machinery [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,360,979	1,259,642
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	1,957,838	1,786,790
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(592,451)	(526,930)
Property, plant and equipment not subject to operating leases [member] | Machinery [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(4,408)	(218)
Property, plant and equipment not subject to operating leases [member] | Warehouses [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	7,646	11,069
Property, plant and equipment not subject to operating leases [member] | Warehouses [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	11,037	17,769
Property, plant and equipment not subject to operating leases [member] | Warehouses [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(3,391)	(6,700)
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	93,290	89,272
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	226,588	202,886
Property, plant and equipment not subject to operating leases [member] | Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(133,298)	(113,614)
Property, plant and equipment not subject to operating leases [member] | Construction in progress [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	208,234	149,480
Property, plant and equipment not subject to operating leases [member] | Construction in progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	208,234	149,480
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	272,057	252,900
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	315,171	291,746
Property, plant and equipment not subject to operating leases [member] | Bearer plants [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (43,114)	$ (38,846)